Income Taxes - Summary of Components of Net Deferred Income Tax Assets (Liabilities) (Parenthetical) (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Deferred tax asset on lease liability	₱ 15,731	₱ 13,234
Deferred tax liability on right of use asset	₱ 12,546	₱ 9,994